Leases	12 Months Ended
Dec. 31, 2024
Presentation of leases for lessee [abstract]
Leases
13. Leases
Right-of-use
assets

	Land and buildings $m	Investment property $m	Other $m	Total $m

Cost

At 1 January 2023	571	50	2	623

Additions and other re-measurements	15	–	2	17

Transfers to investment property	(2)	2	–	–

Terminations	(51)	–	(1)	(52)

Exchange and other adjustments	1	–	–	1

At 31 December 2023	534	52	3	589

Additions and other re-measurements	28	–	5	33

Transfers to finance lease receivable	(13)	(14)	(4)	(31)

Terminations	(11)	–	(1)	(12)

Exchange and other adjustments	(5)	–	–	(5)

At 31 December 2024	533	38	3	574

Depreciation and impairment

At 1 January 2023	(294)	(47)	(2)	(343)

Provided	(22)	–	–	(22)

System Fund expense	(2)	–	–	(2)

Transfers to investment property	2	(2)	–	–

Terminations	51	–	1	52

Exchange and other adjustments	(1)	–	–	(1)

At 31 December 2023	(266)	(49)	(1)	(316)

Provided	(21)	–	(1)	(22)

System Fund expense	2	–	–	2

Transfers to finance lease receivable	8	13	–	21

Terminations	11	–	1	12

Exchange and other adjustments	5	–	–	5

At 31 December 2024	(261)	(36)	(1)	(298)

Net book value

At 31 December 2024	272	2	2	276

At 31 December 2023	268	3	2	273

At 1 January 2023	277	3	–	280

The Group’s leased assets mainly comprise hotels and offices. Leases contain a wide range of different terms and conditions. The term of property leases ranges from one

to

99
years. The weighted average lease term remaining on the Group’s top eight leases (which comprise 95% (2023: 94%) of the right-of-use
asset net book value) is 56 years (2023: 56 years). The InterContinental Boston lease, expiring in 2105, has a significant impact on this weighted average lease term; excluding this lease the weighted average lease term is seven years (2023: eight years). Undiscounted cash flows on the Boston lease of $3,191m (2023: $3,212m) represent 95% (2023: 94%) of the total undiscounted cash flows relating to lease liabilities.
Many of the Group’s property leases contain extension or early termination options, which are used for operational flexibility. The lease agreement over the US corporate headquarters contains a material extension option which is not included in the calculation of the lease asset and liability as the extension would not take effect before 2031 and there is no reasonable certainty the option will be exercised. The value of the undiscounted rental payments relating to this lease and not included in the value of the lease asset and liability is $301m. Additionally, the Group has the option to extend the term of the InterContinental Boston lease for two additional
20-year
terms, the first of which would take effect from 2105. These extension options have not been included in the calculation of the lease liability.
Impairment and impairment reversals
2022 impairment
Details of the $2m impairment charge are contained in note
12
.
2022 impairment reversal
An i
mpairment reversal of $2m w
as
 recognised in relation to one hotel in the EMEAA region and arose due to improved recovery forecasts as well as strong 2022 trading.
Lease liabilities
The majority of the Group’s lease liabilities are discounted at incremental borrowing rates of up to 10%. The rate implicit in the InterContinental Boston lease was 9.7% and was derived from a valuation of the hotel at lease inception in 2006.

	2024	2023
Currency	$m	$m

US dollars	357	357

Sterling	31	32

Euros	3	4

Other	23	33

	414	426

Analysed as:

Current	26	30

Non-current	388	396

	414	426
The maturity analysis of lease liabilities is disclosed in note
23
.
The Group’s lease liability is not materially sensitive to inflation as $335m (2023: $342m) relates to the InterContinental Boston and the US corporate headquarters, which both include fixed payments and are not subject to inflationary adjustments
.
Amounts recognised in the Group income statement

	2024 $m	2023 $m	2022 $m

Depreciation of right-of-use assets	22	22	25

System Fund depreciation of right-of-use assets	(2)	2	3

Expense relating to variable lease payments	77	62	47

Expense relating to short-term leases and low-value assets	1	2	1

Income from operating subleases	(3)	(2)	(1)

Recognised in operating profit	95	86	75

Interest on lease liabilities	30	29	29

Total recognised in the Group income statement	125	115	104

Variable lease payments
The UK portfolio leases contain guarantees that the Group will fund any shortfalls in lease payments up to an annual and cumulative cap. These caps limit the Group’s exposure to trading losses, meaning that rental payments are reduced if insufficient cash flows are generated by the hotels. Since there is no floor to the rent reduction applicable under these leases, they are treated as fully variable. In the event that rent reductions are not applicable, annual base rental payments stabilise at £34m over the remaining lease to 2043. Additional performance-based rental payments are calculated using hotel revenues and net cash flows.
In addition, two German hotel leases under a similar structure are treated as fully variable.
Amounts recognised in the Group statement of cash flows

	2024 $m	2023 $m	2022 $m

Operating activities	108	92	72

Investing activities	(4)	–	(6)

Financing activities	46	28	36

Net cash paid	150	120	102